CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY/(DEFICIT) (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid in Capital [Member]	Retained Earnings (Deficit) [Member]
Balance at Nov. 04, 2008
Balance, shares at Nov. 04, 2008
Common Stock issued for patent	6,862		6,862
Common Stock issued for patent, shares			6,862,500
Common stock issued for Consulting Services	1,688		1,688
Common stock issued for Consulting Services, shares			1,687,500
Net loss	(17,438)				(17,438)
Balance at Dec. 31, 2008	(8,888)		8,550
Balance, shares at Dec. 31, 2008			8,550,000
Common Stock issued in February, 2009 for cash	11,250		450	10,800
Common Stock issued in February, 2009 for cash, shares			450,000
Common Stock issued in August, 2009 for cash and debt repayment	24,900		830	24,070
Common Stock issued in August, 2009 for cash and debt repayment, shares			830,000
Net loss	(78,985)				(78,985)
Balance at Dec. 31, 2009	(51,723)		9,830	34,870	(96,423)
Balance, shares at Dec. 31, 2009			9,830,000
Common Shares issued in June, 2010 for cash	19,800		550	19,250
Common Shares issued in June, 2010 for cash, shares			550,000
Common Shares issued in June, 2010 for debt	67,320		1,870	65,450
Common Shares issued in June, 2010 for debt, shares			1,870,000
Common Shares issued in September 2010 for cash	11,000		300	10,700
Common Shares issued in September 2010 for cash, shares			300,000
Stock options issued in September, 2010	1,830			1,830
Common Shares issued in December 2010 for debt	12,000		300	11,700
Common Shares issued in December 2010 for debt, shares			300,000
Net loss	(62,855)				(62,855)
Balance at Dec. 31, 2010	(2,628)		12,850	143,800	(159,278)
Balance, shares at Dec. 31, 2010			12,850,000
Common Shares issued in March 31, 2011 for cash	7,500		150	7,350
Common Shares issued in March 31, 2011 for cash, shares			150,000
Common Shares issued in June 30, 2011 for debt	10,000		200	9,800
Common Shares issued in June 30, 2011 for debt, shares			200,000
Common Shares issued in September 2011 for cash	11,500		230	11,270
Common Shares issued in September 2011 for cash, shares			230,000
Common Shares issued in November 18, 2011 for cash	41,000		820	40,180
Common Shares issued in November 18, 2011 for cash, shares			820,000
Common Shares issued in December 31, 2011 for cash	6,375		128	6,247
Common Shares issued in December 31, 2011 for cash, shares			127,500
Net loss	(70,578)				(70,578)
Balance at Dec. 31, 2011	$ 3,169		$ 14,378	$ 218,647	$ (229,856)
Balance, shares at Dec. 31, 2011			14,377,500